Note 3 - Vessels, Net (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
Depreciation for the period	-	(798,712)	(798,712)
Balance, March 31, 2019	61,279,976	(13,252,560)	48,027,416